Consolidated Statements of Changes in Equity - CAD ($)	Issued capital [member]	Shares to be issued [member]	Capital reserve [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance (in shares) at Jun. 30, 2019	87,594,076
Balance at Jun. 30, 2019	$ 57,875,488	$ 475,000	$ 13,544,859	$ (33,655,763)	$ 138,120	$ 38,377,704
Statement Line Items [Line Items]
Share-based payment (in shares)	0
Share-based payment	$ 0	0	2,037,564	0	0	2,037,564
Shares issued for cash, net of costs (in shares)	16,140,219
Shares issued for cash, net of costs	$ 11,794,287	0	133,644	0	0	11,927,931
Warrants exercised (in shares)	163,025
Warrants exercised	$ 53,525	0	0	0	0	53,525
Shares issued for exploration and evaluation assets (in shares)	1,100,000
Shares issued for exploration and evaluation assets	$ 792,000	0	0	0	0	792,000
Shares issued for intangible asset acquisition (in shares)	500,000
Shares issued for intangible asset acquisition	$ 475,000	(475,000)	0	0	0	0
Net loss for the year	0	0	0	(9,527,368)	0	(9,527,368)
Currency translation differences for foreign operations	$ 0	0	0	0	1,935,340	1,935,340
Balance (in shares) at Jun. 30, 2020	105,497,320
Balance at Jun. 30, 2020	$ 70,990,300	0	15,716,067	(43,183,131)	2,073,460	45,596,696
Statement Line Items [Line Items]
Share-based payment (in shares)	0
Share-based payment	$ 0	0	4,828,614	0	0	4,828,614
Shares issued for cash, net of costs (in shares)	15,697,500
Shares issued for cash, net of costs	$ 31,867,688	0	0	0	0	31,867,688
Warrants exercised (in shares)	11,245,133
Warrants exercised	$ 10,151,569	0	0	0	0	10,151,569
Shares issued for exploration and evaluation assets (in shares)	1,100,000
Shares issued for exploration and evaluation assets	$ 3,411,000	0	0	0	0	3,411,000
Net loss for the year	0	0	0	(25,434,376)	0	(25,434,376)
Currency translation differences for foreign operations	$ 0	0	0	0	(4,472,313)	(4,472,313)
Shares issued for conversion of loan (in shares)	6,251,250
Shares issued for conversion of loan	$ 4,353,088	0	0	0	0	4,353,088
Stock options exercised (in shares)	1,375,000
Stock options exercised	$ 2,222,761	0	(981,261)	0	0	1,241,500
Balance (in shares) at Jun. 30, 2021	141,166,203
Balance at Jun. 30, 2021	$ 122,996,406	$ 0	$ 19,563,420	$ (68,617,507)	$ (2,398,853)	$ 71,543,466